Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Copyrights of online education academy courses	$ 4,863,770
Less: Accumulated amortization	(211,600)
Intangible assets, net	$ 4,652,170